Revenue and Segment Information (Details) - Schedule of Non-Current Assets by Geographic Location - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue and Segment Information (Details) - Schedule of Non-Current Assets by Geographic Location [Line Items]
Non-current assets	$ 26,444,514	$ 17,539,134	$ 15,863,794
USA [Member]
Revenue and Segment Information (Details) - Schedule of Non-Current Assets by Geographic Location [Line Items]
Non-current assets	24,260,847	14,265,605	3,346,369
Korea [Member]
Revenue and Segment Information (Details) - Schedule of Non-Current Assets by Geographic Location [Line Items]
Non-current assets	1,437,333	2,222,075	3,010,558
Malaysia [Member]
Revenue and Segment Information (Details) - Schedule of Non-Current Assets by Geographic Location [Line Items]
Non-current assets	477,757	567,712
Canada [Member]
Revenue and Segment Information (Details) - Schedule of Non-Current Assets by Geographic Location [Line Items]
Non-current assets	268,458	483,082
Australia [Member]
Revenue and Segment Information (Details) - Schedule of Non-Current Assets by Geographic Location [Line Items]
Non-current assets	119	660	409,237
Hong Kong [Member]
Revenue and Segment Information (Details) - Schedule of Non-Current Assets by Geographic Location [Line Items]
Non-current assets			1,413,786
China [Member]
Revenue and Segment Information (Details) - Schedule of Non-Current Assets by Geographic Location [Line Items]
Non-current assets			$ 7,683,844